Intangible Assets - Summary of Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 3,122
Ending Balance	3,960	£ 3,122
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	3,682	2,268
Additions	1,215		£ 1,414
Ending Balance	4,897	3,682	2,268
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	560	330
Charge for the year	377	230
Ending Balance	937	560	330
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	3,026
Ending Balance	3,717	3,026
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	3,524	2,115
Additions	999		1,409
Ending Balance	4,523	3,524	2,115
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	498	302
Charge for the year	308	196
Ending Balance	806	498	302
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	96
Ending Balance	243	96
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	158	153
Additions	216		5
Ending Balance	374	158	153
Computer Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	62	28
Charge for the year	69	34
Ending Balance	£ 131	£ 62	£ 28